Inventories (Tables)	12 Months Ended
Feb. 28, 2026
Inventories [Abstract]
Schedule of Inventories
	As of February 28
Figures in Rand thousands	2026	2025

Other consumables	5,742	3,830
Total inventories	5,742	3,830